Average Annual Total Returns{- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund K PRO-07 - Fidelity® Leveraged Company Stock Fund	Fidelity Leveraged Company Stock Fund-Class K Return Before Taxes Past 1 year	Fidelity Leveraged Company Stock Fund-Class K Return Before Taxes Past 5 years	Fidelity Leveraged Company Stock Fund-Class K Return Before Taxes Past 10 years	RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years	IXXVV Past 1 year	IXXVV Past 5 years	IXXVV Past 10 years
Total	26.85%	13.39%	11.28%	17.10%	13.40%	12.41%	15.40%	8.58%	6.74%